   [GOLDEN AMERICAN LIFE INSURANCE LOGO ]

                                 ANNUAL REPORT

                               ------------------

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D
                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                               ------------------

                               DECEMBER 31, 1995

 GoldenSelect products are issued by Golden American Life Insurance Company and distributed by
      Directed Services, Inc., both subsidiaries of Bankers Trust Company

Golden American Life Insurance Company
A SUBSIDIARY OF BANKERS TRUST COMPANY

1001 JEFFERSON STREET, SUITE 400, WILMINGTON, DE 19801         TEL: 302-576-3400
                                                               FAX: 302-576-3450

                                                               February 21, 1996

Dear Contractholder:

I am pleased to provide you with the 1995 Annual Report for The Managed Global Account of Separate Account D. This portfolio invests in a wide range of equity, debt securities and money market instruments worldwide. It has been managed by Warburg, Pincus Counsellors, Inc. since July, 1994 and seeks high total investment returns consistent with prudent regard for capital preservation.

Included in the Annual Report is a report of Warburg, Pincus Counsellors, Inc. Warburg, Pincus' comments reflect their views as of the date written, and are subject to change at any time.

If you have any questions or would like additional information, please call Golden American customer service: 1-800-366-0066. We would be pleased to assist you.

Thank you for your continued support of GoldenSelect products. We look forward to serving you in 1996 and beyond.

Sincerely.

[ SIG ]

Terry L. Kendall
President

MANAGED GLOBAL ACCOUNT

The objective of the GoldenSelect Managed Global Account of Separate Account D is long-term capital appreciation and international diversification.

The year saw fairly wide divergences in performance among foreign markets. Most European exchanges recorded solid gains, while many of the emerging markets, particularly in Asia, suffered losses. Japan, after falling sharply in the year's first six months, staged a powerful recovery at midyear and finished the year even.

Japan remains the Account's largest commitment to a single country, at 32% of the portfolio. The Portfolio Manager is encouraged by developments in the Japanese economy, and is equally optimistic about the stock market's prospects in 1996.

Emerging markets, collectively, suffered in 1995, and as a result valuations are now lower than they have been in several years. The Portfolio Manager sees many attractive opportunities in emerging markets as 1996 begins, particularly in Asia, which represents the major focus of the Account's emerging-market exposure.

As 1996 begins, the Portfolio Manager's outlook on international equity markets is, in general, positive, and believes that the Account is well-positioned with regard to its regional and country allocations and its specific holdings.

                                          WARBURG, PINCUS COUNSELLORS, INC.

TOP FIVE HOLDINGS AS OF DECEMBER 31, 1995:

1. Banco De Santander S.A., ADR...................................................       4.0%
2. Canon Inc......................................................................       3.7%
3. East Japan Railway Company.....................................................       3.1%
4. Nippon Telegraph & Telephone Corporation.......................................       3.0%
5. VA Technologie AG..............................................................       3.0%

ASSET DISTRIBUTION BY COUNTRY

The following table replaces a pie chart showing asset distribution by country as a precentage of total investments.

                    Other............................... 36.4%
                    Argentina...........................  4.0%
                    Spain...............................  4.0%
                    Hong Kong...........................  4.1%
                    New Zealand.........................  6.0%
                    France..............................  6.1%
                    Great Britain.......................  7.4%
                    Japan............................... 32.0%

--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

ASSETS
  Investments, at value (Cost $67,478,262) (Notes 1 and 3)...........................................................  $  70,981,052
  Cash...............................................................................................................         78,896
  Receivables:
     Investment securities sold......................................................................................      1,336,669
     Dividends and interest..........................................................................................         99,399
     Premium payments and reallocations..............................................................................         20,839
  Net unrealized appreciation of forward foreign currency exchange contracts.........................................        351,688
  Prepaid expenses and other assets..................................................................................          9,271
                                                                                                                       -------------
     Total Assets....................................................................................................     72,877,814

LIABILITIES
  Payables:
     Investment securities purchased.................................................................................        334,419
     Surrenders, withdrawals and reallocations.......................................................................         58,577
     Golden American for contract related expenses (Note 2)..........................................................         43,558
  Accrued management and organization fees (Note 2)..................................................................          1,684
  Accrued expenses...................................................................................................         64,469
                                                                                                                       -------------
     Total Liabilities...............................................................................................        502,707
                                                                                                                       -------------
     Total Net Assets................................................................................................  $  72,375,107
                                                                                                                       -------------
                                                                                                                       -------------

NET ASSETS
  For variable annuity contracts.....................................................................................  $  69,499,713
  Retained in The Managed Global Account of Separate Account D by Golden American (Note 2)...........................      2,875,394
                                                                                                                       -------------
     Total Net Assets................................................................................................  $  72,375,107
                                                                                                                       -------------
                                                                                                                       -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENT OF OPERATIONS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                      FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME:
  Interest (net of foreign withholding taxes of $3,203)..............................................................  $     92,139
  Dividends (net of foreign withholding taxes of $149,639)...........................................................     1,207,385
                                                                                                                        ------------
     Total Investment Income.........................................................................................     1,299,524
                                                                                                                        ------------

EXPENSES:
  Mortality and expense risk and asset based administrative charges (Note 2).........................................       739,881
  Management and advisory fees (Note 2)..............................................................................       734,700
  Custodian fees (Note 2)............................................................................................       111,693
  Accounting fees....................................................................................................        51,766
  Auditing fees......................................................................................................        23,639
  Printing and mailing...............................................................................................        14,268
  Board of governors' fees and expenses (Note 2).....................................................................         5,987
  Legal fees.........................................................................................................         3,818
  Other..............................................................................................................        40,556
                                                                                                                        ------------
     Total Expenses..................................................................................................     1,726,308
  Less amounts paid by the investment manager pursuant to expense limitation agreement (Note 2)......................       (63,386)
                                                                                                                        ------------
     Net Expenses....................................................................................................     1,662,922
                                                                                                                        ------------
NET INVESTMENT LOSS..................................................................................................      (363,398)
                                                                                                                        ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from:
     Security transactions...........................................................................................    (6,119,111)
     Forward foreign currency exchange contracts.....................................................................     1,952,175
     Foreign currency transactions...................................................................................        (4,990)
  Net change in unrealized appreciation of:
     Securities......................................................................................................     7,765,310
     Forward foreign currency exchange contracts.....................................................................       351,688
     Other assets and liabilities denominated in foreign currencies..................................................         3,323
                                                                                                                        ------------
  Net realized and unrealized gain on investments....................................................................     3,948,395
                                                                                                                        ------------
     Net increase in net assets resulting from operations............................................................  $  3,584,997
                                                                                                                        ------------
                                                                                                                        ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                                                                                                        YEAR ENDED     YEAR ENDED
                                                                                                       DECEMBER 31,   DECEMBER 31,
                                                                                                           1995           1994
                                                                                                       -------------  -------------

INCREASE/(DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment loss................................................................................  $    (363,398) $    (259,767)
  Net realized loss on securities, forward foreign currency exchange contracts and foreign currency
     transactions....................................................................................     (4,171,926)    (1,363,558)
  Net unrealized appreciation/(depreciation) of securities, forward foreign currency exchange
     contracts and other assets and liabilities denominated in foreign currencies....................      8,120,321    (11,511,952)
                                                                                                       -------------  -------------
  Net increase/(decrease) in net assets resulting from operations....................................      3,584,997    (13,135,277)
                                                                                                       -------------  -------------

CONTRACT RELATED TRANSACTIONS:
  Premiums...........................................................................................      6,235,725     22,680,207
  Benefits, surrenders and other withdrawals.........................................................     (9,881,861)    (8,496,158)
  Net transfers (to) from Separate Account B, Fixed Account and Golden American......................    (12,563,025)    (2,244,552)
  Contract related charges and fees (Note 2).........................................................     (1,209,284)    (1,073,158)
                                                                                                       -------------  -------------
  Net increase/(decrease) in net assets resulting from contract related transactions.................    (17,418,445)    10,866,339
                                                                                                       -------------  -------------
  Net decrease in net assets.........................................................................    (13,833,448)    (2,268,938)

NET ASSETS:
  Beginning of year..................................................................................     86,208,555     88,477,493
                                                                                                       -------------  -------------
  End of year........................................................................................  $  72,375,107  $  86,208,555
                                                                                                       -------------  -------------
                                                                                                       -------------  -------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS


                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

   FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA 100.

                                                                               YEAR        YEAR        YEAR       PERIOD
                                                                               ENDED       ENDED       ENDED       ENDED
                                                                             12/31/95   12/31/94**   12/31/93    12/31/92*
                                                                             ---------  -----------  ---------  -----------
Accumulation unit value, beginning of year.................................  $   9.091   $  10.518   $  10.008   $  10.000
                                                                             ---------  -----------  ---------  -----------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss) #.............................................     (0.044)     (0.030)     (0.046)      0.022
Net realized and unrealized gain/(loss) on investments.....................      0.612      (1.397)      0.556      (0.014)
                                                                             ---------  -----------  ---------  -----------
Total from investment operations...........................................      0.568      (1.427)      0.510       0.008
                                                                             ---------  -----------  ---------  -----------
Accumulation unit value, end of year.......................................  $   9.659   $   9.091   $  10.518   $  10.008
                                                                             ---------  -----------  ---------  -----------
                                                                             ---------  -----------  ---------  -----------
Total return...............................................................       6.25%     (13.57)%      5.10%       0.08%++
                                                                             ---------  -----------  ---------  -----------
                                                                             ---------  -----------  ---------  -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................  $  68,283    $  83,702  $  85,702    $  38,699
Ratio of operating expenses to average net assets..........................       2.27%        2.31%      2.68%        2.46%+
Decrease reflected in above expense ratio due to expense limitations.......       0.08%        0.09%      0.03%          --
Ratio of net investment income/(loss) to average net assets................     (0.50)%       (0.31)%    (0.44)%       1.78%+

------------------
 * These units were available for sale on October 21, 1992.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

   FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA 80.

                                                                                                YEAR         YEAR       PERIOD
                                                                                                ENDED        ENDED       ENDED
                                                                                              12/31/95    12/31/94**   12/31/93*
                                                                                             -----------  -----------  ---------
Accumulation unit value, beginning of year.................................................   $   9.130    $  10.541   $  10.420
                                                                                             -----------  -----------  ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss #......................................................................      (0.027)      (0.011)     (0.005)
Net realized and unrealized gain/(loss) on investments.....................................       0.617       (1.400)      0.126
                                                                                             -----------  -----------  ---------
Total from investment operations...........................................................       0.590       (1.411)      0.121
                                                                                             -----------  -----------  ---------
Accumulation unit value, end of year.......................................................   $   9.720    $   9.130   $  10.541
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
Total return...............................................................................        6.46%      (13.39)%      1.16%++
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................................   $   1,047    $   1,877   $   2,087
Ratio of operating expenses to average net assets..........................................        2.07%        2.11%       2.48%+
Decrease reflected in above expense ratio due to expense limitations.......................        0.08%        0.09%       0.03%+
Ratio of net investment loss to average net assets.........................................       (0.30)%      (0.11)%     (0.24)%+

------------------
 * These units were available for sale on October 14, 1993.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D


 FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH YEAR FOR THE DVA SERIES 100.


                                                                                                YEAR         YEAR       PERIOD
                                                                                                ENDED        ENDED       ENDED
                                                                                              12/31/95    12/31/94**   12/31/93*
                                                                                             -----------  -----------  ---------
Accumulation unit value, beginning of year.................................................   $   9.027    $  10.481   $  10.536
                                                                                             -----------  -----------  ---------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss #......................................................................      (0.076)      (0.066)     (0.036)
Net realized and unrealized gain/(loss) on investments.....................................       0.607       (1.388)     (0.019)
                                                                                             -----------  -----------  ---------
Total from investment operations...........................................................       0.531       (1.454)     (0.055)
                                                                                             -----------  -----------  ---------
Accumulation unit value, end of year.......................................................   $   9.558    $   9.027   $  10.481
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
Total return...............................................................................        5.87%      (13.87)%     (0.52)%++
                                                                                             -----------  -----------  ---------
                                                                                             -----------  -----------  ---------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's).........................................................   $     545    $     630   $     688
Ratio of operating expenses to average net assets..........................................        2.62%        2.66%       3.02%+
Decrease reflected in above expense ratio due to expense limitations.......................        0.08%        0.09%       0.03%+
Ratio of net investment loss to average net assets.........................................       (0.85)%      (0.66)%     (0.79)%+

------------------
 * These units were available for sale on April 27, 1993.
** On July 1, 1994 Warburg, Pincus Counsellors, Inc. became Portfolio Manager of the Account. Prior to that date the Account had been advised by another Portfolio Manager.
 + Annualized
 ++ Non-annualized
 # Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

          FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD.

                                                                                  DVA PLUS-      DVA PLUS-       DVA PLUS-
                                                                                  STANDARD    ANNUAL RATCHET    7% SOLUTION
                                                                                 -----------  ---------------  -------------
                                                                                   PERIOD         PERIOD          PERIOD
                                                                                    ENDED          ENDED           ENDED
                                                                                  12/31/95*      12/31/95*       12/31/95*
                                                                                 -----------  ---------------  -------------
Accumulation unit value, beginning of period...................................   $   9.323      $   9.282       $   9.240
                                                                                 -----------  ---------------  -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss #..........................................................      (0.013)        (0.013)         (0.013)
Net realized and unrealized gain on investments................................       0.266          0.262           0.259
                                                                                 -----------  ---------------  -------------
Total from investment operations...............................................       0.253          0.249           0.246
                                                                                 -----------  ---------------  -------------
Accumulation unit value, end of period.........................................   $   9.576      $   9.531       $   9.486
                                                                                 -----------  ---------------  -------------
                                                                                 -----------  ---------------  -------------
Total return...................................................................        2.71%++        2.69%++         2.66%++
                                                                                 -----------  ---------------  -------------
                                                                                 -----------  ---------------  -------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...........................................   $     256      $     262       $   1,982
Ratio of operating expenses to average net assets..............................        2.40%+         2.55%+          2.60%+
Decrease reflected in above expense ratio due to expense limitations...........        0.08%+         0.08%+          0.08%+
Ratio of net investment loss to average net assets.............................       (0.63)%+       (0.78)%+        (0.83)%+

------------------
*  These units were available for sale on October 2, 1995.
+  Annualized
++ Non-annualized
# Per unit numbers have been calculated using the average unit method, which more appropriately presents the per unit data for the period.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS
                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
COMMON STOCKS -- 93.7%
  ARGENTINA -- 3.9%
         2,318  Banco de Galicia Y Buenos Aires
                  S.A.............................  $    47,809
        21,045  Banco Frances del Rio de la Plata
                  S.A.............................      186,220
        19,320  Banco Frances del Rio de la Plata
                  S.A., ADR.......................      519,225
        61,900  Capex S.A., Class A, GDR**........      897,550
        25,600  Telefonica de Argentina S.A.,
                  ADR.............................      697,600
        21,800  Y.P.F. S.A........................      471,425
                                                    -----------
                                                      2,819,829
                                                    -----------
AUSTRALIA -- 2.6%
        71,312  BTR Ltd. Class A..................      348,227
        51,375  Niugini Mining Ltd.+..............       98,898
       274,500  Pasminco Ltd.+....................      336,637
       212,900  Woodside Petroleum Ltd............    1,088,677
                                                    -----------
                                                      1,872,439
                                                    -----------
AUSTRIA -- 3.0%
        17,000  VA Technologie AG+................    2,159,051
                                                    -----------
BRAZIL -- 0.4%
         9,000  Panamerican Beverages Inc., Class
                  A...............................      288,000
                                                    -----------
CHINA -- 0.4%
        15,000  Jilan Chemical, ADR...............      322,500
                                                    -----------
DENMARK -- 0.3%
        11,100  International Service Systems AS,
                  Class B.........................      249,865
                                                    -----------
FINLAND -- 1.1%
        15,650  Metsa-Serla, Class B..............      482,070
           500  Metra AB, Class B.................       20,688
        11,600  Valmet, Class A...................      287,987
                                                    -----------
                                                        790,745
                                                    -----------
FRANCE -- 6.0%
         9,507  Bouygues..........................      956,907
         4,000  Cetelem...........................      750,145
        47,300  Largardere Groupe.................      868,598
         8,351  Scor S.A..........................      260,703
        19,671  Total S.A., Class B...............    1,326,518
         4,597  Total S.A., ADS...................      156,298
                                                    -----------
                                                      4,319,169
                                                    -----------
GERMANY -- 2.9%
        12,400  Adidas AG.........................      656,318
        11,500  Adidas AG, ADR**..................      302,158
         3,400  Deutsche Bank AG..................      161,156
        13,000  SGL Carbon AG.....................    1,006,276
                                                    -----------
                                                      2,125,908
                                                    -----------

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
GREAT BRITAIN -- 7.2%
       173,956  British Airport Authority Ord.....    1,310,242
        11,600  Cookson Group PLC.................       55,125
        50,000  Govett & Company Ltd., Ord. PLC...      180,148
        64,000  Grand Metropolitan PLC Ord........      460,682
       156,223  Prudential Corporation PLC........    1,005,637
        31,232  Reckitt & Colman PLC Ord..........      345,589
       630,000  Singer & Friedlander Group PLC....    1,061,553
       295,400  Takare PLC........................      825,761
                                                    -----------
                                                      5,244,737
                                                    -----------
HONG KONG -- 4.1%
       359,000  Citic Pacific Ltd.................  $ 1,228,005
        48,737  HSBC Holdings Ltd.................      737,437
       141,201  Jardine Matheson Holdings Ltd.....      967,227
                                                    -----------
                                                      2,932,669
                                                    -----------
INDIA -- 3.1%
        33,000  Hindalco Industries Ltd., GDR**...    1,126,290
        41,400  India Fund (The) Inc..............      367,425
        51,200  Reliance Industries Ltd., GDS.....      716,800
                                                    -----------
                                                      2,210,515
                                                    -----------
INDONESIA -- 2.3%
        34,500  Bank International Indonesia
                  (Foreign).......................      114,296
        99,000  PT Mulia Industrindo Ord.
                  (Foreign).......................      279,270
        79,500  PT Semen Gresik (Foreign).........      222,523
        10,500  PT Telekomunikas, ADR.............      265,125
       410,000  PT Telekomunikas (Foreign)........      537,940
        19,800  PT Tri Polyta Indonesia, ADR......      272,250
                                                    -----------
                                                      1,691,404
                                                    -----------
ISRAEL -- 1.8%
        75,000  Ampal American Israel Corporation,
                  Class A.........................      393,750
        38,500  ECI Telecom, Ltd..................      878,281
                                                    -----------
                                                      1,272,031
                                                    -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS --(CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
  JAPAN -- 29.5%
       149,000  Canon Inc.........................    2,698,596
        22,000  Circle K Japan Company Ltd........      969,491
           170  DDI Corporation...................    1,317,191
           458  East Japan Railway Company........    2,226,789
        89,000  Hitachi Ltd.......................      896,465
         2,500  Keyence Corporation...............      288,136
        75,000  Kirin Beverage Corporation........    1,009,685
         5,000  Kyocera Corporation...............      371,429
        11,000  Murata Manufacturing Company
                  Ltd.............................      404,843
        94,000  NEC Corporation...................    1,147,119
        27,000  Nippon Communication Systems
                  Corporation.....................      285,036
           267  Nippon Telegraph & Telephone
                  Corporation.....................    2,161,215
            54  NTT Data Communication Systems
                  Corporation.....................    1,814,818
        40,800  Orix Corporation..................    1,679,419
         6,000  Rohm Company......................      338,789
        20,000  Sony Corporation..................    1,199,031
        33,000  TDK Corporation...................    1,684,358
         3,000  UNY Company.......................       56,368
        21,600  York-Benimaru Company Ltd.........      826,344
                                                    -----------
                                                     21,375,122
                                                    -----------
  KOREA -- 2.5%
         6,600  Mando Machinery Corporation,
                  GDR.............................      173,250
        40,300  Mando Machinery Corporation,
                  GDR**...........................    1,057,875
         5,800  Samsung Electric, GDR.............      559,700
                                                    -----------
                                                      1,790,825
                                                    -----------
  MALAYSIA -- 0.4%
        75,000  Westmont BHD......................      259,873
                                                    -----------
  MEXICO -- 0.4%
        93,000  Gruma S.A., Series B..............      261,581
                                                    -----------
                      COMMON STOCKS -- (CONTINUED)
  NEW ZEALAND -- 5.9%
     1,313,354  Brierley Investments Ltd..........  $ 1,038,912
       266,300  Fletcher Challenge Ltd............      614,550
       502,522  Fletcher Challenge (Forest
                  Division) Ltd...................      716,182
       538,800  Lion Nathan Ltd...................    1,285,678
        30,000  Sky City Ltd......................      622,697
                                                    -----------
                                                      4,278,019
                                                    -----------


                                                       VALUE
    SHARES                                           (NOTE 1)
--------------                                      -----------
  NORWAY -- 1.0%
        17,100  Norsk Hydro, ADR..................      716,063
                                                    -----------
  PAKISTAN -- 0.3%
       241,000  Pakistan Telecommunications
                  Corporation.....................      216,589
                                                    -----------
  SINGAPORE -- 2.5%
         9,000  D.B.S. Land Ltd...................       30,414
       119,000  Development Bank of Singapore
                  Ltd.............................    1,480,665
       464,000  I.P.C. Corporation................      308,349
                                                    -----------
                                                      1,819,428
                                                    -----------
  SPAIN -- 4.0%
        58,100  Banco de Santander S.A., ADR......    2,861,425
                                                    -----------
  SWEDEN -- 3.0%
         8,100  Asea AB, Class B..................      787,983
        35,200  Astra AB, Class B.................    1,394,112
                                                    -----------
                                                      2,182,095
                                                    -----------
  SWITZERLAND -- 1.5%
           615  Brown Boveri & Cie AG, Class A....      714,744
           200  Ciba-Geigy AG.....................      175,195
           150  Danza Holding AG..................      163,920
                                                    -----------
                                                      1,053,859
                                                    -----------
  TAIWAN -- 2.5%
     1,680,000  GP Taiwan Index Fund..............    1,325,268
        75,511  Tuntex Distinct Corporation,
                  GDS **..........................      509,701
                                                    -----------
                                                      1,834,969
                                                    -----------
  THAILAND -- 1.1%
       146,800  Industrial Finance Corporation of
                  Thailand (Foreign)..............      498,269
        81,400  Thai Military Bank Public Company
                  Ltd. (Foreign)..................      329,607
                                                    -----------
                                                        827,876
                                                    -----------
                Total Common Stocks
                  (Cost $64,252,583)..............   67,776,586
                                                    -----------
WARRANTS -- 0.0%# COST ($20,647)
  SWITZERLAND -- 0.0%#
           600  Danza Holding AG, Expires
                  08/02/1996......................        2,667
                                                    -----------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS --(CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

  PRINCIPAL                                            VALUE
    AMOUNT                                           (NOTE 1)
--------------                                      -----------
CONVERTIBLE CORPORATE BONDS -- 3.8%
  JAPAN -- 1.8%
           JPY  Matasushita Electric Works Ltd.,
   111,000,000    2.700% due 05/31/2002...........  $ 1,313,724
                                                    -----------
  TAIWAN -- 2.0%
    $1,070,000  President Enterprises Corporation,
                  Zero coupon due 07/22/2001......    1,358,900
        70,000  Yang Ming Marine Transport
                  Corporation,
                  2.000% due 10/06/2001...........       77,175
                                                    -----------
                                                      1,436,075
                                                    -----------
                Total Convertible Corporate Bonds
                  (Cost $2,753,032)...............    2,749,799
                                                    -----------
REPURCHASE AGREEMENT -- 0.6% Cost ($452,000)
       452,000  Agreement with PNC Securities
                  Corporation, 5.600% dated
                  12/29/1995 to be repurchased at
                  $452,281 on 01/02/1996,
                  collateralized by $445,000 U.S.
                  Treasury Notes, 5.750% due
                  09/30/1997 (value $455,324).....      452,000
                                                    -----------

                                                          VALUE
             PRINCIPAL AMOUNT                           (NOTE 1)
------------------------------------------             -----------
TOTAL INVESTMENTS (COST $67,478,262)
  (NOTES 1 AND 3)..........                      98.1%  70,981,052
OTHER ASSETS AND LIABILITIES (NET)........        1.9    1,394,055
                                            ---------  -----------
NET ASSETS................................      100.0% $72,375,107
                                            ---------  -----------
                                            ---------  -----------

----------------------
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 + Non-income producing security.
 # Amount is less than 0.1%.

GLOSSARY OF TERMS
                      American Depositary
ADR        --         Receipt.
                      American Depositary
ADS        --         Share.
                      Global Depositary
GDR        --         Receipt.
GDS        --         Global Depositary Share.
JPY        --         Japanese Yen.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   PORTFOLIO OF INVESTMENTS --(CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

                               DECEMBER 31, 1995

DECEMBER 31, 1995, INDUSTRY CLASSIFICATION OF THE FUND WAS AS FOLLOWS
(UNAUDITED):

                                         % OF NET        VALUE
       INDUSTRY CLASSIFICATION            ASSETS        (NOTE 1)
-------------------------------------  -------------  ------------
LONG TERM INVESTMENTS:
Electric Machinery
  Equipment/Electronics..............          9.6%     $6,970,456
Telecommunications...................          8.4       6,073,941
Investment Companies.................          8.0       5,795,435
Banking/Financials...................          7.7       5,539,247
Financial Services...................          7.5       5,461,877
Durable Goods -- Consumer............          5.5       3,999,903
Transportation.......................          5.2       3,778,127
Oil/Gas Extraction...................          5.2       3,758,981
Computer Software....................          2.5       1,814,818
Forest Products/Paper................          2.5       1,812,802
Industrial...........................          2.4       1,707,127
Technology...........................          2.3       1,684,358
Pharmaceuticals......................          2.2       1,569,307
Metal/Metal Products.................          2.2       1,561,824
Chemicals/Allied Products............          1.8       1,311,550
Beverages............................          1.8       1,297,685
Brewery..............................          1.8       1,285,678
Insurance............................          1.8       1,266,339
Automobile Parts.....................          1.7       1,231,125
Industrial/Commercial Machinery......          1.7       1,199,031
Engineering/Construction.............          1.6       1,179,431
Metals -- Diversified................          1.4       1,006,276
Convenience Stores...................          1.3         969,492
Shoes/Leather........................          1.3         958,476
Energy...............................          1.2         897,550
Retail -- Grocery....................          1.2         882,712
Health Care Services.................          1.1         825,761
Food/Kindred Products................          1.0         722,263
Electronics -- Semiconductor.........          1.0         710,218
Entertainment........................          0.9         622,697
Textiles.............................          0.7         509,701
Nondurable Goods -- Consumer.........          0.5         345,589
Computer Industry....................          0.4         308,349
Communication........................          0.4         285,036

                                         % OF NET        VALUE
 INDUSTRY CLASSIFICATION (CONTINUED)      ASSETS        (NOTE 1)
-------------------------------------  -------------  ------------
Capital Goods........................          0.4%       $279,270
Business Services....................          0.4         249,865
Other................................          0.9         656,755
                                             -----    ------------
TOTAL LONG TERM INVESTMENTS..........         97.5      70,529,052
REPURCHASE AGREEMENT.................          0.6         452,000
                                             -----    ------------
TOTAL INVESTMENTS....................         98.1      70,981,052
OTHER ASSETS AND LIABILITIES (NET)...          1.9       1,394,055
                                             -----    ------------
NET ASSETS...........................        100.0%    $72,375,107
                                             -----
                                             -----    ------------
                                                      ------------

                                  SCHEDULE OF
                  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

           FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
       CONTRACTS TO DELIVER
----------------------------------     IN
                                    EXCHANGE                 UNREALIZED
EXPIRATION          LOCAL           FOR U.S.    VALUE IN    APPRECIATION/
   DATE            CURRENCY             $        U.S. $     (DEPRECIATION)
----------  ----------------------  ---------  -----------  -------------
03/21/1996  JPY        302,112,500  2,999,915   2,961,061     $  38,854
03/21/1996  JPY        958,387,500  9,514,420   9,393,333       121,087
03/21/1996  FRF         19,600,000  4,000,000   4,004,659        (4,659)
06/17/1996  JPY        282,690,000  3,000,000   2,803,594       196,406
                                                            -------------
Net Unrealized Appreciation of Forward Foreign Currency
  Exchange Contracts......................................    $ 351,688
                                                            -------------
                                                            -------------

GLOSSARY OF TERMS
FRF          --         French Franc
JPY        --           Japanese Yen

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Managed Global Account of Separate Account D (the 'Account') is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company and meets the definition of a separate account under federal securities laws. The Account was established on April 18, 1990, by Golden American Life Insurance Company ('Golden American'), to support the operations of variable annuity contracts ('Contracts'). Golden American, a wholly-owned subsidiary of BT Variable, Inc. ('BTV'), an indirect subsidiary of Bankers Trust Company ('Bankers Trust'), is a stock life insurance company organized under the laws of the state of Delaware. Golden American is primarily engaged in the issuance of variable insurance products and is authorized to do business in the District of Columbia and in all states except New York.

Operations on the Account commenced on October 21, 1992. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to the Account at the direction of contractholders. The assets of the Account are owned by Golden American. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American.

The net assets maintained in the Account provide the basis for the periodic determination of the amount of benefits under the Contracts. The net assets may not be less than the reserves and other contract liabilities with respect to the Account. Golden American has entered into a reinsurance agreement with an affiliated reinsurer to cover insurance risks under the Contracts. Golden American remains liable to the extent that the reinsurer does not meet its obligations under the reinsurance agreement.

The preparation of financial statements in accordance with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) VALUATION: Domestic and foreign portfolio securities, except as noted below, for which market quotations are readily available are stated at market value. Market value is determined on the basis of the last reported sales price in the principal market where such securities are traded or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers.

Long-term debt securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Under certain circumstances, long-term debt securities having a maturity of sixty days or less may be valued at amortized cost. Short-term debt securities are valued at their amortized cost which approximates fair value. Amortized cost involves valuing a portfolio security instrument at its cost, initially, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of the Board of Governors.

(B) DERIVATIVE FINANCIAL INSTRUMENTS: The Account may engage in various portfolio strategies, as described below, to seek to manage its exposure to equity markets and to manage fluctuations in foreign currency rates. Forward foreign currency exchange contracts to buy, writing puts and buying calls tend to increase the Account's exposure to the underlying market or currency. Forward foreign currency exchange contracts to sell, buying puts and writing calls tend to decrease the Account's exposure to the underlying market or currency. In some instances, investments in derivative financial instruments may involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. Losses may arise under these contracts due to the existence of an illiquid secondary market for the contracts, or if the counterparty does not perform under the contract. An additional primary risk associated with the use of certain of these contracts may be caused by an imperfect correlation between movements in the price of the derivative financial instruments and the price of the underlying securities, indices or currency.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Account may enter into forward foreign currency exchange contracts. The Account will enter in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D
rates. Forward foreign currency exchange contracts are valued at the applicable forward rate, and are marked to market daily. The change in market value is recorded by the Account as an unrealized gain or loss. When a contract is closed, the Account records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Account could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Open contracts at December 31, 1995 and their related unrealized appreciation (depreciation) are set forth in the Schedule of Forward Foreign Currency Exchange Contracts which accompanies the Portfolio of Investments. Realized and unrealized gain/(loss) arriving from forward foreign currency exchange contracts are included in net realized and unrealized gain/(loss) on forward foreign currency exchange contracts.

OPTIONS: The Account may engage in option transactions. When the Account writes an option, an amount equal to the premium received by the Account is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market on a daily basis to reflect the current value of the option written.

When a security is sold through an exercise of an option, the related premium received (or paid) is deducted from (or added to) the basis of the security sold. When an option expires (or the Account enters into a closing transaction), the Account realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the premium paid or received). The Account did not write options during the year ended December 31, 1995. Realized gains arising from purchased options are included in the net realized gain/(loss) on security transactions.

(C) FOREIGN CURRENCY: Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar as of the close of business immediately preceding the time of valuation. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Account does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/(loss) from securities.

Reported net realized gains or losses on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Account's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on other assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the end of the reporting period, resulting from changes in the exchange rate.

(D) REPURCHASE AGREEMENTS: The Account may enter into repurchase agreements in accordance with guidelines approved by the Board of Governors of the Account. The Account bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Account is delayed or prevented from exercising its rights to dispose of the underlying securities received as collateral including the risk of a possible decline in the value of the underlying securities during the period while the Account seeks to exercise its rights. The Account takes possession of the collateral and reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Account enters into repurchase agreements to evaluate potential risks. The market value of the underlying securities received as collateral must be at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Account has the right to use the underlying securities to offset the loss.

(E) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on securities) and expenses are accrued daily. Realized gains and losses from investment transactions are recorded on the identified cost basis which is the same basis used for federal income tax purposes.

(F) FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of Golden American.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

OPERATING EXPENSES: Directed Services, Inc. ('DSI'), a wholly owned subsidiary of BTV, serves as Manager to the Account pursuant to a Management Agreement. Under the Management Agreement, DSI has overall responsibility, subject to the supervision of the Board of Governors, for administrating all operations of the Account and for monitoring and evaluating the management of the assets of the Account by the Portfolio Manager. In consideration for these services, the Account pays DSI a management fee based upon the following annual percentage of the Account's average daily net assets: 0.40% of the first $500 million and 0.30% of the amount over $500 million. Warburg, Pincus Counsellors, Inc. ('Warburg') serves as the Portfolio Manager of the Account and in that capacity provides investment advisory services for the Account including asset allocation and security selection. In consideration for these services, Warburg is paid an advisory fee by the Account, payable monthly, based on the average daily net assets of the Account at an annual rate of 0.60% of the first $500 million and 0.50% on the excess thereof. For the year ended December 31, 1995, the Account incurred management and advisory fees of $293,930 and $440,770, respectively.

The Account bears the expenses of its investment management operations, including expenses associated with custody of securities, portfolio accounting, the Board of Governors, legal and auditing services, registration fees and other related operating expenses. Bankers Trust is the custodian of the assets in the Account. For the year ended December 31, 1995, the Account incurred $111,693 for custodian fees. In addition, the Account reimburses Golden American for certain organization expenses (See Note 4). At December 31, 1995, a total of $1,684 was payable to DSI and Golden American for management and reimbursement of organization expenses.

Certain officers and governors of the Account are also officers and/or directors of the Manager, Golden American, BTV and Bankers Trust.

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account at annual rates of 0.80%, 0.90%, 1.25%, 1.10%, 1.25% and 1.40% of the assets attributable to DVA 80, DVA 100, DVA Series 100, DVA Plus-Standard, DVA Plus-Annual Ratchet and DVA Plus-7% Solution, respectively, to cover these risks. Golden American did not deduct mortality and expense risk charges and asset based administrative charges from the DVA Plus Contract assets until November 1995, upon which it received exemptive relief from the Securities and Exchange Commission.

ASSET BASED ADMINISTRATIVE CHARGE: To compensate Golden American for the administrative expenses under the Contracts, a daily charge at an annual rate of 0.10% is deducted from assets attributable to the DVA 100 and DVA Series 100 Contracts. A daily charge of 0.15% is deducted from the assets attributable to DVA Plus Contracts.

OTHER CONTRACT CHARGES: An administrative fee of $40 per Contract year is deducted from the accumulation value of certain DVA 80 and DVA 100 Contracts. Under DVA Plus Contracts issued subsequent to September of 1995, an excess allocation charge of $25 per allocation may be imposed by Golden American after the twelfth allocation change in a contract year. Under DVA 80, DVA 100 and DVA Series 100 Contracts ('Previous Contracts'), a partial withdrawal charge of the lower of 2% of the withdrawal or $25 is deducted from the accumulation for each additional partial withdrawal in a Contract year. In addition, under the Previous Contracts, there is an excess allocation charge of $25 for each allocation change between divisions in excess of the five free changes allowed per contract year.

DEFERRED SALES LOAD: Under contracts offered prior to October of 1995, a sales load of up to 6.50% was applicable to each premium payment for sales related expenses as specified in the Contracts. For DVA Series 100 Contracts, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract processing date over a period of six years. For the year ended December 31, 1995, contract sales loads of $1,124,480 initially advanced by Golden American to the Account were deducted from contractowners' accumulation value. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

CONTINGENT DEFERRED SALES CHARGE: Under DVA Plus Contracts issued subsequent to September of 1995, a contingent deferred sales charge ('Surrender Charges') is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven year period from the date a premium payment is received. The Surrender Charges are imposed at a rate of 7% of the premium payment during the first two complete years after purchase declining to 6%, 5%, 4%, 3%, and 1% after the second, third, fourth, fifth and sixth complete years, respectively. For the year ended December 31, 1995, Golden American collected Surrender Charges in the amount of $15.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

The net assets retained in the Account by Golden American in the accompanying financial statements represent the unamortized deferred sales load, surrender charges and premium taxes advanced by Golden American reduced to conform with the Commissioner's Annuity Reserve Valuation Methodology ('CARVM') noted above.

Net Assets Retained in the Account by Golden American are as follows:

                                                                                             YEAR          YEAR
                                                                                            ENDED         ENDED
                                                                                           12/31/95      12/31/94
                                                                                         ------------  ------------
Balance at beginning of year...........................................................  $  4,533,964  $  4,668,658
Sales load advanced and additions to surrender charges.................................       379,811     1,338,526
Premium tax advanced...................................................................         2,628         6,823
Net transfer (to) from Separate Account B, Fixed Account and Golden American...........      (899,808)     (427,829)
Amortization of deferred sales load, surrender charges and premium tax.................    (1,141,201)   (1,052,214)
                                                                                         ------------  ------------
                                                                                         $  2,875,394  $  4,533,964
                                                                                         ------------  ------------
                                                                                         ------------  ------------

PREMIUM TAXES: Premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums. Premium taxes are generally incurred on the annuity commencement date and a charge for such premium taxes is then deducted from the accumulation value on such date. However, some jurisdictions impose a premium tax at the time the initial and additional premiums are paid, regardless of the annuity commencement date. In those states, Golden American advances the amount of the charge for premium taxes to Contractowners and then deducts it from the accumulation value in equal installments on each contract processing date over a six year period. Golden American is currently waiving the deduction of the applicable installments of the charge for premium taxes previously advanced by Golden American to Contractowners. Golden American reserves the right to deduct the total amount of the charge for premium taxes previously waived and unrecovered on the annuity commencement date or upon surrender of the Contract.

EXPENSE LIMITATION: The Account and DSI entered into an agreement to limit the ordinary operating expenses of the Account, excluding, among other things, mortality and expense risk charges, asset based administrative charges, interest expense, and other contractual charges, through December 31, 1995, so that such expenses do not exceed on an annual basis 1.25% of the first $500 million of the average daily net assets and 1.05% of the excess over $500 million. For the year ended December 31, 1995, $63,386 was reimbursed by DSI to the Account pursuant to this limitation. Such agreement existed under the same terms for the year ended December 31, 1994.

DSI, a registered broker/dealer, acts as the distributor and principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the Contracts issued through the Account. For the years ended December 31, 1995 and December 31, 1994, fees paid by Golden American to DSI in connection with sales of the contracts aggregated approximately $446,000 and $1,343,000, respectively.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, during the year ended December 31, 1995, were $30,992,571 and $4,817,671, respectively.

At December 31, 1995, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,320,461 and $4,817,671, respectively.

For the year ended December 31, 1995, the portfolio turnover rate was 44%.

4. ORGANIZATION COSTS

The initial organizational expenses of the Account of approximately $150,000 were paid by Golden American. The Account reimburses Golden American monthly for such expenses ratably over a period of sixty months from the date of the Account's commencement of operations. At December 31, 1995, the unamortized balance of such expenses was $75,090. It is Golden American's intention not to seek reimbursement for any unpaid amounts should the account cease operations.

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                           THE MANAGED GLOBAL ACCOUNT
                                       OF
                               SEPARATE ACCOUNT D

5. INCREASE/(DECREASE) IN ACCUMULATION UNITS

                                                                                            FOR THE YEARS ENDED
                                                                                                DECEMBER 31,
                                                                                         --------------------------
                                                                                             1995          1994
                                                                                         ------------  ------------
DVA 100
  Units purchased......................................................................       409,418     2,267,150
  Units redeemed.......................................................................    (2,561,328)   (1,161,000)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................    (2,151,910)    1,106,150
Units at the beginning of the period...................................................     9,225,615     8,119,465
                                                                                         ------------  ------------
Units at the end of the period.........................................................     7,073,705     9,225,615
                                                                                         ------------  ------------
                                                                                         ------------  ------------
DVA 80
  Units purchased......................................................................        66,593       154,827
  Units redeemed.......................................................................      (164,429)     (147,275)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................       (97,836)        7,552
Units at the beginning of the period...................................................       205,564       198,012
                                                                                         ------------  ------------
Units at the end of the period.........................................................       107,728       205,564
                                                                                         ------------  ------------
                                                                                         ------------  ------------
DVA Series 100
  Units purchased......................................................................        27,026        55,550
  Units redeemed.......................................................................       (39,838)      (51,428)
                                                                                         ------------  ------------
       Net Increase/(Decrease).........................................................       (12,812)        4,124
Units at the beginning of the period...................................................        69,795        65,671
                                                                                         ------------  ------------
Units at the end of the period.........................................................        56,983        69,795
                                                                                         ------------  ------------
                                                                                         ------------  ------------

                                                                                            PERIOD
                                                                                            ENDED
                                                                                          12/31/95*
                                                                                         ------------
DVA Plus -- Standard
  Units purchased......................................................................        43,964
  Units redeemed.......................................................................       (17,239)
                                                                                         ------------
       Net Increase....................................................................        26,725
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................        26,725
                                                                                         ------------
                                                                                         ------------
DVA Plus -- Annual Ratchet
  Units purchased......................................................................        29,267
  Units redeemed.......................................................................        (1,811)
                                                                                         ------------
       Net Increase....................................................................        27,456
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................        27,456
                                                                                         ------------
                                                                                         ------------
DVA Plus -- 7% Solution
  Units purchased......................................................................       209,355
  Units redeemed.......................................................................          (345)
                                                                                         ------------
       Net Increase....................................................................       209,010
Units at the beginning of the period...................................................             0
                                                                                         ------------
Units at the end of the period.........................................................       209,010
                                                                                         ------------
                                                                                         ------------

------------------
* The DVA Plus -- Standard, Annual Ratchet and 7% Solution units were offered for sale commencing October 2, 1995.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Contractowners and Board of Governors
The Managed Global Account of Separate Account D

     We have audited the accompanying statement of assets and liabilities of The Managed Global Account of Separate Account D, including the portfolio of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of December 31, 1995 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Managed Global Account of Separate Account D at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.

New York, New York
February 9, 1996